Related Party Balances and Transactions - Convertible notes issued to related parties (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Short-term borrowings	¥ 705,095
Serene View Investment Limited
Related Party Transaction [Line Items]
Short-term borrowings	350,255
Huang River Investment Limited
Related Party Transaction [Line Items]
Short-term borrowings	¥ 354,840